Employee Share Ownership Plans - Summary of Description of Plans (Detail)	12 Months Ended
Jun. 30, 2020
CDP/STIP and GSTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Short-term incentive
Overview	The CDP was implemented in FY2020 as a replacement of the STIP, both of which are generally plans for Executive KMP and the Executive Leadership Team who are not Executive KMP. GSTIP is a plan for BHP senior management who are not KMP. Under the CDP, two thirds of the value of a participant's short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the vesting period (and the remaining one third is delivered in cash). Two awards of deferred shares are granted, each of the equivalent value to the cash award, vesting in two and five years respectively. Under STIP and GSTIP, half of the value of a participant's short-term incentive amount is awarded as rights to receive BHP Group Limited or BHP Group Plc shares at the end of the two-year vesting period.
Vesting conditions	CDP: Service conditions and performance conditions for the awards of five-year deferred shares only. Vesting of the five-year award is subject to a satisfactory performance underpin which encompasses a holistic review of performance at the end of the five-year vesting period, including a five-year view on HSEC performance, profitability, cash flow, balance sheet health, returns to shareholders, corporate governance and conduct. STIP and GSTIP: Service conditions only.
Vesting period	CDP – 2 and 5 years STIP and GSTIP – 2 years
Dividend Equivalent Payment	CDP – Yes STIP – Yes GSTIP – No
Exercise period	None
LTIP and MAP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	Long-term incentive
Overview	The LTIP is a plan for Executive KMP and awards are granted annually.The MAP is a plan for BHP senior management who are not KMP. The number of share rights awarded is determined by a participant's role and grade.
Vesting conditions	LTIP: Service and performance conditions. BHP’s Total Shareholder Return (TSR)(1) performance relative to the Peer Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the Index TSR (being the index value where the comparator group is a market index) determines the vesting of 33 per cent of the awards. For the awards to vest in full, BHP’s TSR must exceed the Peer Group TSR and Index TSR (if applicable) by a specified percentage per year, determined for each grant by the Remuneration Committee. From the establishment of the LTIP in 2004 until the awards granted in December 2016, this percentage was set at 5.5 per cent per year.For awards granted from December 2017 onwards, 25 per cent of the award will vest where BHP’s TSR is equal to the median TSR of the relevant comparator group(s), as measured over the performance period. Where TSR is below the median, awards will not vest. Vesting occurs on a sliding scale when BHP’s TSR measured over the performance period is between the median TSR of the relevant comparator group(s) up to a nominated level of TSR outperformance over the relevant comparator group(s), as determined by the Committee, above which 100 per cent of the award will vest. MAP: Service conditions only.
Vesting period	LTIP – 5 years MAP – 1 to 5 years
Dividend Equivalent Payment	LTIP – Yes MAP – No
Exercise period	None
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Type	All-employee share purchase plan
Overview	Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.
Vesting conditions	Service conditions only.
Vesting period	3 years
Dividend Equivalent Payment	No
Exercise period	None